Other Financial Assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Financial Assets [Abstract]
Other Financial Assets

10.   OTHER FINANCIAL ASSETS

The detail of other financial assets as of December 31, 2018 and 2017 is as follows:

	Balance as of
	Current		Non-Current
Other Financial Assets (*)	12-31-2018 ThUS$	12-31-2017 ThUS$	12-31-2018 ThUS$	12-31-2017 ThUS$

Available-for-sale financial investments — unquoted equity securities or with limited liquidity	—	—	—
Available-for-sale financial investments IFRIC 12 (3)	12,655	14,286	354,344	413,435
Financial assets at fair value with changes in results IFRIC 12 (2)			2,371,635	1,312,871
Financial assets at fair value with change in other comprehensive income			753
Financial assets held to maturity (1)	24,358	43,737	—	27
Hedging derivatives	44,424	2,168	69,729	19,932
Financial assets at fair value through profit or loss (1)	105,372	49,757	14	1,104
Non-hedging derivatives	23,584	404	—	4,898

Total	210,393	110,352	2,796,475	1,752,267
(1)

The amounts included in financial assets measured at fair value and financial assets at amortized cost mainly correspond to time deposits and other highly liquid investments that are easily convertible in cash and are subject to low risk of change in their value but that do not strictly meet the definition of cash equivalents as defined in Note 4.g.2 (for example with maturity date above 90 days at the time of investment).

(2)

Corresponding to concession agreements that include Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias S.A. and Enel Distribución Sao Paulo S.A. (with balances as at December 31, 2018 of ThUS$871,657,  ThUS$487,241,  ThUS$33,507 and ThUS$979,230, respectively). The legislation in effect, among other aspects, establishes that in its capacity of grantor the Government will use the New Replacement Value (VNR) in order to pay the applicable amounts to concession companies as compensation for those assets not amortized at the end of the concession term. On a monthly basis, distributors adjust the carrying amount of financial assets, once the present value of the estimated cash flows have been computed, using the rate of interest in effect for the payment corresponding to the end of concession; see Note 4.d.1.

(3)	Corresponding to the concession agreement in Enel Green Power Project I (Volta Grande); see Note 4.d.1.